PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 185,433	$ 26,970	¥ 162,023
Less: Accumulated depreciation	(88,238)	(12,834)	(56,521)
Property and equipment, net	97,195	14,136	105,502
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	54,615	7,943	43,315
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	11,893	1,730	11,804
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 118,925	$ 17,297	¥ 106,904